SHARE CAPITAL (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
SHARE CAPITAL
Balance		579,115,000	578,636,000
Common shares, beginning of period		$ 3,035.2	$ 3,036.5
Issuance of common shares on equity offering		$ 109.3	$ 0.3
Issuance of common shares	93,750,000	93,750,000
Issue of common shares		$ 106.7
Issuance of common shares under First Nations agreements		3,077,000	113,000
Issuance of shares under First Nations agreements and land purchases		$ 2.6	$ 0.3
Exercise of options and vested performance share units		15,000	366,000
Exercise of options and vested performance share units		$ 0.0	$ 0.3
Reversal of deferred tax recovery		$ 0.0	$ (1.9)
Reversal of deferred tax recovery			0
Balance		675,957,000	579,115,000
Common shares, end of period		$ 3,144.5	$ 3,035.2